Adjusting Items Included In Profit From Operations - Additional Information (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended	36 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2022
Events After Reporting Period
Profit from Operations [Line Items]
Annualised savings				£ 1,000
Annualised savings term				3 years
Adjusting Items
Profit from Operations [Line Items]
Profit (loss) from continuing operations	£ 328	£ 271	£ 1,403